Commitments and Contingencies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Phoenix TV [Member]	Dec. 31, 2010 Phoenix TV [Member] CNY
Unrecorded Unconditional Purchase Obligation [Line Items]
Percentage of revenue generated from certain contents provided by Phoenix TV Group, group will pay (as a percent)					50.00%
Fixed amount of payment to cover other services provided by Phoenix TV Group, group will pay for the first year						1,600,000
Percentage of annual growth on fixed amount of payment, group will pay					25.00%
Rental expenses	6,400,000	39,800,000	37,800,000	32,300,000
Uncertain tax positions	$ 2,718,000	16,867,000	12,231,000